Operating segments - Summary of Geographical Information (Detail) - GBP (£) £ in Millions	6 Months Ended			12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2021	Jun. 30, 2020		Jun. 30, 2019
Disclosure of geographical areas [line items]
Revenue	£ 147.5	[1]	£ 138.2	£ 315.4	£ 260.0	[1]	£ 259.9	[1]
Non-current assets	496.8			764.2	516.8		263.4
The Americas [Member]
Disclosure of geographical areas [line items]
Revenue	58.6			130.4	112.4		117.5
Non-current assets	200.2			464.3	224.8		169.9
EMEAA [member]
Disclosure of geographical areas [line items]
Revenue	40.2			84.3	69.3		67.1
Non-current assets	227.8			231.8	222.3		89.5
China [Member]
Disclosure of geographical areas [line items]
Revenue	27.4			58.2	39.5		39.9
Non-current assets	6.7			8.6	7.4		3.8
Japan [Member]
Disclosure of geographical areas [line items]
Revenue	9.9			18.7	18.8		16.9
Non-current assets	0.5			0.2	0.6		0.1
Rest of Asia Pacific [Member]
Disclosure of geographical areas [line items]
Revenue	11.4			23.8	20.0		18.5
Non-current assets	£ 61.6			£ 59.3	£ 61.7		£ 0.1

[1]	See note 1(d) for details related to the retrospective impact of a change in the Group’s accounting policy for cloud computing costs.